INCOME TAXES - Reconciliation (Details)	4 Months Ended	12 Months Ended		9 Months Ended
	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 07, 2012
Successor
Income Tax Disclosure [Line Items]
Federal statutory tax rate	35.00%	35.00%	35.00%
Provision to return true ups	3.19%	1.72%	29.33%
State and local income taxes, net of Federal benefit	(0.56%)	3.46%	0.65%
Foreign income taxes	0.03%	(0.07%)	(0.04%)
Merger related expenses	(10.38%)	(0.43%)	(0.14%)
Nondeductible expenses and other	(0.31%)	0.00%	(1.69%)
Effective Income Tax Rate, Continuing Operations	26.97%	39.68%	63.11%
Predecessor
Income Tax Disclosure [Line Items]
Federal statutory tax rate				35.00%
Provision to return true ups				0.93%
State and local income taxes, net of Federal benefit				4.92%
Foreign income taxes				(0.18%)
Merger related expenses				5.73%
Nondeductible expenses and other				0.63%
Effective Income Tax Rate, Continuing Operations				47.03%